Equity - additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 18, 2018	Dec. 31, 2017	Oct. 29, 2014
Disclosure of classes of share capital [line items]
Value of shares authorised	€ 40,000,000
Number of shares reserved for issue under options and contracts for sale of shares				50,000,000		90,000,000
Par value per share (in euros per shares)	€ 0.01	€ 0.01
Equity	€ 25,861,000,000	€ 28,675,000,000	€ 24,903,000,000		€ 21,008,000,000
Number of shares outstanding (in shares)	2,024,333,013	1,976,461,041
Statutory reserve	€ 13,598,000,000	€ 14,206,000,000
Capital reserve	6,094,000,000	6,034,000,000
Retained earnings (accumulated deficit)	8,051,000,000	2,286,000,000
Net profit attributable to owners of the parent	29,000,000	6,622,000,000	3,608,000,000
Share capital
Disclosure of classes of share capital [line items]
Equity	€ 20,000,000	€ 20,000,000	€ 19,000,000		€ 19,000,000
Common shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	2,000,000,000
Par value per share (in euros per shares)	€ 0.01
Number of shares outstanding (in shares)	1,574,714,499	1,567,519,274
Special voting shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	2,000,000,000
Par value per share (in euros per shares)	€ 0.01
Number of shares outstanding (in shares)	449,618,514	408,941,767